FDIC loss share asset (Tables)	12 Months Ended
Dec. 31, 2012
F D I C Indemnification Asset Roll Forward Table [Text Block]
	Year ended December 31,
(In thousands)	2012	2011	2010
Balance at beginning of year	$1,915,128	$2,410,219	$-
FDIC loss share indemnification asset recorded at business combination	-	-	2,425,929
(Amortization) accretion of loss share indemnification asset	(129,676)	(10,855)	73,487
Credit impairment losses to be covered under loss sharing agreements	58,187	110,457	-
Reimbursable expenses to be covered under loss sharing agreements	29,234	5,093	-
Decrease due to reciprocal accounting on the discount accretion for loans and unfunded
commitments accounted for under ASC Subtopic 310-20	(969)	(33,221)	(95,383)
Payments received from FDIC under loss sharing agreements	(462,016)	(561,111)	-
Other adjustments attributable to FDIC loss sharing agreements	(10,790)	(5,454)	6,186
Balance at end of period	$1,399,098	$1,915,128	$2,410,219

	Year ended December 31,
(In thousands)	2012	2011	2010
Balance at beginning of year	$1,915,128	$2,410,219	$-
FDIC loss share indemnification asset recorded at business combination	-	-	2,425,929
(Amortization) accretion of loss share indemnification asset	(129,676)	(10,855)	73,487
Credit impairment losses to be covered under loss sharing agreements	58,187	110,457	-
Reimbursable expenses to be covered under loss sharing agreements	29,234	5,093	-
Decrease due to reciprocal accounting on the discount accretion for loans and unfunded
commitments accounted for under ASC Subtopic 310-20	(969)	(33,221)	(95,383)
Payments received from FDIC under loss sharing agreements	(462,016)	(561,111)	-
Other adjustments attributable to FDIC loss sharing agreements	(10,790)	(5,454)	6,186
Balance at end of period	$1,399,098	$1,915,128	$2,410,219

Federal Deposit Insurance Corporation [Member]
Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
(In thousands)	December 31, 2012	December 31, 2011
Carrying amount (fair value)	$111,519	$98,340
Undiscounted amount	$178,522	$170,973